Fair Value Measurements (Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Correction in the classification of Level 3 price risk management instruments			$ 125
Amount primarily related to deferred taxes on appreciation of investment value	188		185
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	206		138
Total assets	2,127		2,117
Total liabilities	442		276
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	680		497
Total liabilities	302		74
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	69		125
Total liabilities	143		524
Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments		[1]		[1]
Total assets	5	[1]	68	[1]
Total liabilities	(473)	[1]	(356)	[1]
Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market investments	206		138
Total assets	2,881		2,807
Total liabilities	414		518
Nuclear Decommissioning Trusts [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	841		1,029
Non-U.S. equity securities	323		349
U.S. government and agency securities	744		584
Total assets	1,908	[2]	1,962	[2]
Nuclear Decommissioning Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	8		7
U.S. government and agency securities	156		40
Municipal securities	58		119
Other fixed-income securities	99		66
Total assets	321	[2]	232	[2]
Nuclear Decommissioning Trusts [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities		[1]		[1]
Non-U.S. equity securities		[1]		[1]
U.S. government and agency securities		[1]		[1]
Municipal securities		[1]		[1]
Other fixed-income securities		[1]		[1]
Total assets		[1],[2]		[1],[2]
Nuclear Decommissioning Trusts [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	849		1,036
Non-U.S. equity securities	323		349
U.S. government and agency securities	900		624
Municipal securities	58		119
Other fixed-income securities	99		66
Total assets	2,229	[2]	2,194	[2]
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets			6
Electric			6
Electric	411		235
Gas	31		41
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	98		2
Electric	92		2
Gas	6
Electric	289		73
Gas	13		1
Price Risk Management Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	69		125
Electric	69		119
Gas			6
Electric	143		475
Gas			49
Price Risk Management Instruments [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	5	[1]	68	[1]
Electric	8	[1]	63	[1]
Gas	(3)	[1]	5	[1]
Electric	(441)	[1]	(315)	[1]
Gas	(32)	[1]	(41)	[1]
Price Risk Management Instruments [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total assets	172		201
Electric	169		190
Gas	3		11
Electric	402		468
Gas	12		50
Rabbi Trusts [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities	25		24
Life insurance contracts	67		65
Total assets	92		89
Rabbi Trusts [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities		[1]		[1]
Life insurance contracts		[1]		[1]
Total assets		[1]		[1]
Rabbi Trusts [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other fixed-income securities	25		24
Life insurance contracts	67		65
Total assets	92		89
Long-Term Disability Trust [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	13		11
Total assets	13		11
Long-Term Disability Trust [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	15		24
Non-U.S. equity securities	9
Fixed-income securities	145		150
Total assets	169		174
Long-Term Disability Trust [Member] | Netting [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities		[1]		[1]
Non-U.S. equity securities		[1]		[1]
Fixed-income securities		[1]		[1]
Total assets		[1]		[1]
Long-Term Disability Trust [Member] | Estimate Of Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. equity securities	28		35
Non-U.S. equity securities	9
Fixed-income securities	145		150
Total assets	$ 182		$ 185

[1]	Includes the effect of the contractual ability to settle contracts under master netting agreements and margin cash collateral.
[2]	Excludes $188 million and $185 million at December 31, 2011 and December 31, 2010, respectively, primarily related to deferred taxes on appreciation of investment value.